LICENSE SETTLEMENT (Details Narrative)		3 Months Ended		12 Months Ended
	Oct. 12, 2017 USD ($) integer	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Consulting fees		$ 423,150	$ 162,813	$ 547,933	$ 1,469,171
Consulting agreement [Member]
Number of installments, consideration for license | integer	24
Monthly installment payment	$ 1,000
Consulting fees payable	$ 24,000
Consulting fees				$ 12,000